Note 11 - Borrowings (Details Textual) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Long-term Federal Reserve Bank Advances	$ 3,895,000	$ 48,134,000
Line of Credit [Member] | Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	276,900,000
Long-term Line of Credit, Total	49,200,000	38,200,000
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	899,000
Long-term Line of Credit, Total	0	$ 0
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member] | Paycheck Protection Program Liquidity Facility (PPPLF) [Member]
Line of Credit Facility, Maximum Borrowing Capacity	42,600,000
Long-term Line of Credit, Total	$ 3,900,000